Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Investments in and Advances to Affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Kunshan Jingzhao	11,068,436	11,541,091	1,662,262
Kunshan Vantone	5,424,558	5,225,900	752,686
Wanjia Win-Win	51,077,862	60,130,744	8,660,629
Wuhu Bona	885,264	807,385	116,288
Beijing Shengyi	1,954,914	1,623,110	233,776
Shanghai Weiying	—	1,058,886	152,511
Wuhu Hongxing	—	9,800,000	1,411,494
Hainan Alibaba	—	4,000,000	576,120
Shanghai Nuoya	—	2,000,000	288,060
Funds that the Company serves as general partner	255,744,809	442,989,395	63,803,744
-Gopher Transform Private Fund	—	150,000,000	21,604,494
-Real estate funds and real estate funds of funds	46,924,414	50,373,389	7,255,277
-Private equity funds of funds	208,778,546	242,573,595	34,937,865
-Other fixed income funds of funds	41,849	42,411	6,108
Total investment in affiliates	326,155,843	539,176,511	77,657,570